Operating Segments: Schedule of Segment Reporting Information, by Segment (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Segment Reporting Information, by Segment

	Energy	Construction and
	Efficiency	Maintenance	Corporate	Consolidated
December 31, 2013
Revenues	$3,366,037	$6,656,828	$282,871	$10,305,736
Cost of sales	1,537,749	5,534,754	93,961	7,166,464
Operating expenses	2,782,819	3,052,414	22,662,729	28,497,962
Other income (expense)	(29,191)	(1,697)	112,425	81,537
Net income (loss)	$(983,722)	$(1,932,037)	$(22,361,394)	$(25,277,153)
Total assets	$915,612	$6,610,949	$78,904,205	$86,430,766

	Energy	Construction and
	Efficiency	Maintenance	Corporate	Consolidated
December 31, 2012
Revenues	$3,444,821	$5,022,144	$--	$8,466,965
Cost of sales	2,153,694	3,456,142	--	5,609,836
Operating expenses	2,322,778	2,531,521	9,313,590	14,167,889
Other (expense)	(34,023)	12,466	1,691,739	1,670,182
Net income (loss)	$(1,065,674)	$(953,053)	$(7,621,851)	$(9,640,578)
Total assets	$865,746	$3,713,170	$10,368,030	$14,946,946

	Energy	Construction and
	Efficiency	Maintenance	Corporate	Consolidated
December 31, 2011
Revenues	$3,861,534	$1,052,584	$--	$4,914,118
Cost of sales	1,593,299	966,246	--	2,559,545
Operating expenses	2,837,083	1,022,834	11,644,687	15,504,604
Other (expense)	(39,519)	(7,589)	(803,209)	(850,317)
Net income (loss)	$(608,367)	$(944,085)	$(12,447,896)	$(14,000,348)
Total assets	$1,281,437	$1,518,422	$11,282,926	$14,082,785